J. & W. Seligman & Co.
                         Incorporated



                                  May 6, 1999


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:      Seligman Growth Fund, Inc. (the "Fund")
         Post-Effective Amendment No. 76
         File No. 2-10836 and 811-229

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 76 to the Fund's Registration Statement on
Form N-1A filed electronically with the Securities and Exchange Commission on April 30, 1999.

         If you have any questions, please do not hesitate to call me at
(212) 850-1375.


                                            Very truly yours,



                                         /s/Jennifer G. Muzzey
                                            Jennifer G. Muzzey
                                            Legal Assistant
                                            Law & Regulation

JGM/jgm


            100 Park Avenue New York, NY 10017 (212) 850-1864